UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
Alabama 0.4%
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.27% *, 12/1/2039, US Bank NA (a)	4,000,000	4,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.37% *, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000

		14,000,000
Arizona 1.7%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.24% *, 1/1/2035, Scotiabank (a)	12,160,000	12,160,000
Arizona, Sports & Tourism Authority Senior Revenue, Multi-Purpose Stadium, 2.25% *, 7/1/2036, Allied Irish Bank PLC (a)	32,885,000	32,885,000
Phoenix, AZ, Civic Improvement Corp., 0.25%, 8/10/2010	19,000,000	19,000,000

		64,045,000
California 4.0%
California, ABAG Finance Authority for Non-Profit Corp., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.23% *, 12/15/2032	1,000,000	1,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.31% *, 5/15/2030	15,000,000	15,000,000
California, Statewide Communities Development Authority Revenue, Azusa Pacific University Project, 3.25% *, 4/1/2039, Allied Irish Bank PLC (a)	27,600,000	27,600,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.38% *, 5/15/2016, JPMorgan Chase Bank (a)	15,000,000	15,000,000
Series 2681, 144A, AMT, 0.53% *, 5/15/2018, JPMorgan Chase Bank (a)	7,000,000	7,000,000
California, Wells Fargo Stage Trust, Series 72C, 144A, 0.26% *, 8/15/2039	28,275,000	28,275,000
Los Angeles County, CA, Series R-13101CE, 144A, 0.3% *, 6/30/2011	15,000,000	15,000,000
Northern California, Gas Authority No. 1, Gas Project Revenue, Series 98, 144A, 0.3% *, 7/1/2027	6,400,000	6,400,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.42% *, 9/1/2011, Bank of America NA (a)	40,000,000	40,000,000

		155,275,000
Colorado 2.7%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.9% *, 12/1/2029, Compass Bank (a)	14,945,000	14,945,000
Colorado, Cornerstar Metropolitan District, Special Revenue, 0.73% *, 12/1/2037, Compass Bank (a)	15,500,000	15,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.25% *, 6/1/2038, US Bank NA (a)	10,000,000	10,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.25% *, 5/1/2030, Evangelical Christian Credit Union (a)	16,200,000	16,200,000
Colorado, Goldsmith Metropolitan District, 0.67% *, 12/1/2034, Compass Bank (a)	5,270,000	5,270,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.25% *, 6/1/2038, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Colorado, Housing & Finance Authority Revenue, Single Family, Series C-3, "I", AMT, 0.34% *, 5/1/2022	4,000,000	4,000,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.9% *, 12/1/2020, Compass Bank (a)	6,405,000	6,405,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.28% *, 12/1/2031, Royal Bank of Canada (a)	16,500,000	16,500,000

		102,820,000
Connecticut 0.4%
Connecticut, Barclays Capital Municipal Trust Receipts, University of Connecticut, Series 41B, 144A, 0.29% *, 2/15/2026	2,900,000	2,900,000
Newtown, CT, Bond Anticipation Notes, 1.75%, 2/23/2011	11,900,000	11,996,372

		14,896,372
Delaware 0.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.42% *, 10/1/2028, Rabobank International (a)	13,735,969	13,735,969
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.26% *, 5/1/2036, PNC Bank NA (a)	6,040,000	6,040,000

		19,775,969
District of Columbia 0.3%
District of Columbia, Center for Internships & Academic Revenue, 0.26% *, 7/1/2036, Branch Banking & Trust (a)	3,280,000	3,280,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.34% *, 12/1/2021	7,780,000	7,780,000

		11,060,000
Florida 5.1%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.33% *, 12/15/2038, Citibank NA (a)	3,850,000	3,850,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.33% *, 8/15/2038, Citibank NA (a)	1,950,000	1,950,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.34% *, 1/15/2019, Branch Banking & Trust (a)	7,040,000	7,040,000
Series 1029, 0.34% *, 7/1/2024, Branch Banking & Trust (a)	10,510,000	10,510,000
Series 1012, 144A, 0.34% *, 11/1/2024, Branch Banking & Trust (a)	9,870,000	9,870,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.28% *, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.27% *, 7/1/2038, Northern Trust Co. (a)	13,210,000	13,210,000
Florida, General Obligation, State Board of Public Education, "A", 144A, 0.28% *, 6/1/2027	18,840,000	18,840,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.26% *, 10/15/2032	8,920,000	8,920,000
Florida, Jacksonville Electric System Revenue, Series 3D-2-B, 0.25% *, 10/1/2037	37,160,000	37,160,000
Florida, Lee Memorial Health System, Hospital Revenue, Series C, 0.24% *, 4/1/2033, Northern Trust Co. (a)	1,980,000	1,980,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital, Series G, 0.26% *, 11/15/2035, Branch Banking & Trust (a)	8,000,000	8,000,000
Hillsborough County, FL, Aviation Authority Revenue, 0.34%, 8/5/2010	2,555,000	2,555,000
Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series A, 0.26% *, 8/15/2033, Bank of America NA (a)	3,600,000	3,600,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.27% *, 10/1/2027, Northern Trust Co. (a)	19,000,000	19,000,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.3% *, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.4% *, 10/1/2037, Bank of America NA (a)	9,340,000	9,340,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.27% *, 11/1/2038, Northern Trust Co. (a)	9,750,000	9,750,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.31% *, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000

		195,465,000
Georgia 1.1%
Atlanta, GA, 0.28%, 8/17/2010	9,346,000	9,346,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.26% *, 12/1/2030, Branch Banking & Trust (a)	4,360,000	4,360,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.26% *, 5/1/2026, Branch Banking & Trust (a)	3,345,000	3,345,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.26% *, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, Series SGC-60, "A", 144A, 0.3% *, 1/1/2018 (b)	4,660,000	4,660,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.28% *, 10/1/2031, Branch Banking & Trust (a)	8,695,000	8,695,000
Series A, 0.28% *, 10/1/2036, Branch Banking & Trust (a)	9,940,000	9,940,000

		43,046,000
Idaho 2.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project, Series A, 0.25% *, 11/1/2043, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 0.34% *, 7/1/2032	4,025,000	4,025,000
"I", Series A, AMT, 0.34% *, 7/1/2033	6,275,000	6,275,000
"I", Series B, AMT, 0.34% *, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.24% *, 7/1/2030, US Bank NA (a)	4,850,000	4,850,000
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2011	52,000,000	52,751,153

		84,061,153
Illinois 10.2%
Channahon, IL, Morris Hospital Revenue:
Series A, 0.23% *, 12/1/2023, US Bank NA (a)	3,465,000	3,465,000
Series C, 0.23% *, 12/1/2032, US Bank NA (a)	5,335,000	5,335,000
Chicago, IL:
0.43%, 12/15/2010	25,009,000	25,009,000
0.43%, 12/15/2010	7,392,000	7,392,000
Chicago, IL, Board of Education, Dedicated Revenues:
Series A-1, 0.25% *, 3/1/2026, Harris NA (a)	5,400,000	5,400,000
Series A-2, 0.28% *, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 0.43% *, 1/1/2022, Dexia Credit Local (a) (b)	11,500,000	11,500,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2008-051, 144A, 0.43% *, 12/1/2028	5,365,000	5,365,000
Series 2008-052, 144A, 0.43% *, 12/1/2035	25,125,000	25,125,000
Chicago, IL, Midway Airport Revenue:
Series B, AMT, 0.3% *, 1/1/2029, JPMorgan Chase Bank (a)	4,500,000	4,500,000
Series A-2, 0.32% *, 1/1/2025, JPMorgan Chase Bank (a) (c)	200,000	200,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.3% *, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.42% *, 6/1/2020, Rabobank International (a)	18,025,683	18,025,683
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 0.53% *, 8/1/2027, JPMorgan Chase & Co. (a)	2,760,000	2,760,000
Illinois, Educational Facilities Authority Revenues:
0.32%, 8/9/2010	20,200,000	20,200,000
0.32%, 8/10/2010	30,715,000	30,715,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 0.52%, Mandatory Put 8/12/2010 @ 100, 7/1/2036	9,500,000	9,499,325
Series B-2, 0.52%, Mandatory Put 8/26/2010 @ 100, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.27% *, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series E, 144A, 0.27% *, 5/1/2021, JPMorgan Chase Bank (a)	8,305,000	8,305,000
Illinois, Finance Authority Revenue:
0.25%, 10/7/2010	14,300,000	14,300,000
"A", 144A, 0.28% *, 12/1/2042	5,445,000	5,445,000
Illinois, Finance Authority Revenue, Clare Oaks, Series C, 0.28% *, 11/1/2040, Sovereign Bank FSB (a)	16,380,000	16,380,000
Illinois, Finance Authority Revenue, Northwestern University:
Series B, 0.32%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	15,000,000	15,000,000
Series C, 0.32%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	10,000,000	10,000,000
Series A, 0.4%, Mandatory Put 3/1/2011 @ 100, 12/1/2034	30,000,000	30,000,000
0.4%, Mandatory Put 3/1/2011 @ 100, 12/1/2046	20,000,000	20,000,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series C, 0.25% *, 4/1/2039, Northern Trust Co. (a)	2,175,000	2,175,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.55% *, 7/1/2038, Sovereign Bank FSB (a)	9,000,000	9,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 0.31% *, 7/1/2026 (b)	6,665,000	6,665,000
Illinois, University of Illinois Revenue, "A", 144A, 0.29% *, 4/1/2035 (b)	14,300,000	14,300,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.26% *, 11/15/2035	9,110,000	9,110,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.57% *, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.32% *, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000

		395,171,008
Indiana 1.3%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.24% *, 8/1/2029, Harris NA (a)	6,685,000	6,685,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.45% *, 6/1/2022, LaSalle Bank NA (a)	800,000	800,000
Indiana, State Finance Authority Revenue, Ascension Health, Series E-7, 144A, 0.22% *, 11/15/2033	20,100,000	20,100,000
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-5, 0.25% *, 10/1/2040, Bank of America NA (a)	12,000,000	12,000,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.28% *, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000

		48,830,000
Iowa 0.3%
Iowa, Finance Authority Health Facilities Revenue, Great River Medical Center Project, 2.75% *, 6/1/2027, JPMorgan Chase Bank (a)	11,450,000	11,450,000
Kansas 2.0%
Kansas, State Department of Transportation Highway Revenue:
Series A-1, 0.2% *, 9/1/2013	7,100,000	7,100,000
Series A-2, 0.2% *, 9/1/2014	13,700,000	13,700,000
Series C-2, 0.22% *, 9/1/2022	7,000,000	7,000,000
Series C-3, 0.22% *, 9/1/2023	5,000,000	5,000,000
Series D, 0.35% *, 3/1/2012	9,465,000	9,465,000
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.37% *, 12/1/2036, US Bank NA (a)	3,650,000	3,650,000
Lenexa, KS, Revenue Bond, Series 2007-302, 144A, 0.33% *, 2/1/2012	12,045,000	12,045,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.29% *, 9/1/2032, Bank of America NA (a)	20,000,000	20,000,000

		77,960,000
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.04% *, 10/15/2014	4,000,000	4,000,000
Louisiana 0.2%
Louisiana, Public Facilities Authority Revenue, C-Port LLC Project, Series C, 0.31% *, 10/1/2028, Bank of America NA (a)	5,500,000	5,500,000
Louisiana, Public Facilities Authority Revenue, Dynamic Fuels LLC Project, 0.26% *, 10/1/2033, JPMorgan Chase Bank (a)	1,500,000	1,500,000

		7,000,000
Maine 0.4%
Maine, State Housing Authority Mortgage Purchase, Series B, AMT, 0.28% *, 11/15/2041	15,000,000	15,000,000
Maryland 1.3%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.31% *, 7/1/2020, Societe Generale (a) (b)	10,000,000	10,000,000
Maryland, BB&T Municipal Trust, Series 46, 144A, 0.27% *, 7/1/2016	3,840,000	3,840,000
Maryland, State Economic Development Corp. Revenue, YMCA of Central Maryland Project, 0.26% *, 4/1/2031, Branch Banking & Trust (a)	3,700,000	3,700,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.24% *, 7/1/2029, PNC Bank NA (a)	6,900,000	6,900,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.26% *, 1/1/2043, Branch Banking & Trust (a)	11,800,000	11,800,000
Montgomery County, MD, 0.32%, 9/2/2010	15,000,000	15,000,000

		51,240,000
Massachusetts 3.0%
Massachusetts, Bay Transportation Authority, 0.4%, 8/5/2010	40,000,000	40,000,000
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.28% *, 3/1/2030	6,700,000	6,700,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.33% *, 6/15/2012, Bank of America NA (a)	7,335,000	7,335,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.24% *, 10/1/2038, TD Bank NA (a)	4,865,000	4,865,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.35% *, 6/1/2021, Comerica Bank (a)	3,280,000	3,280,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.28% *, 10/1/2030, RBS Citizens NA (a)	28,285,000	28,285,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.28% *, 9/1/2041, TD Bank NA (a)	11,675,000	11,675,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.28% *, 3/1/2028	8,095,000	8,095,000
Massachusetts, State Industrial Finance Agency Revenue, JHC Assisted Living Corp., Series A, 144A, 0.3% *, 12/1/2029, TD Bank NA (a)	4,875,000	4,875,000

		115,110,000
Michigan 2.5%
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.32% *, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.37% *, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.37% **, 11/15/2049	10,000,000	10,000,000
Michigan, State University Revenues:
Series 2000-A, 0.22% *, 8/15/2030	4,375,000	4,375,000
Series A, 0.22% *, 8/15/2030	3,975,000	3,975,000

		96,295,000
Minnesota 1.3%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.32% *, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
AMT, 0.47% *, 11/1/2017, US Bank NA (a)	2,190,000	2,190,000
Minnesota, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, AMT, 0.34% *, 1/1/2038	3,145,000	3,145,000
Minnesota, State Higher Education Facilities Authority Revenue, College of St. Catherine, Series 5-N2, 1.25% *, 10/1/2032, Allied Irish Bank PLC (a)	6,000,000	6,000,000
Minnesota, State Housing Finance Agency, Residential Housing:
Series J, AMT, 0.27% *, 7/1/2033	7,300,000	7,300,000
Series C, AMT, 0.3% *, 7/1/2048	5,000,000	5,000,000
St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series C, 0.2% *, 11/15/2035, Wells Fargo Bank NA (a)	21,000,000	21,000,000

		49,635,000
Mississippi 0.6%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.47% *, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000
Series B, AMT, 0.73% *, 12/1/2047, Wells Fargo Bank NA (a)	5,715,000	5,715,000
Series A, AMT, 0.73% *, 4/1/2048, Wells Fargo Bank NA (a)	9,500,000	9,500,000

		24,590,000
Missouri 0.7%
Missouri, Development Finance Board, 0.28%, 8/18/2010	12,669,000	12,668,882
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.24% *, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.32% *, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000

		28,468,882
Nebraska 0.5%
Nebraska, Educational Finance Authority Revenue, Creighton University Projects, 0.25% *, 7/1/2035, JPMorgan Chase Bank (a)	15,870,000	15,870,000
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series D, AMT, 0.27% *, 9/1/2034	3,170,000	3,170,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.28% *, 8/1/2012	2,480,000	2,480,000

		21,520,000
Nevada 0.7%
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.3% *, 10/15/2032	4,400,000	4,400,000
Nevada, Housing Division, Single Family Mortgage Revenue:
Series A, AMT, 0.43% *, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 0.43% *, 4/1/2042	8,000,000	8,000,000

		27,100,000
New Hampshire 0.6%
New Hampshire, Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.29% *, 10/1/2013, TD Bank NA (a)	4,295,000	4,295,000
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.27% *, 9/1/2042	17,250,000	17,250,000

		21,545,000
New Jersey 0.8%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.4% *, 4/1/2026, National Bank of Canada (a)	2,720,000	2,720,000
New Jersey, Health Care Facilities, Financing Authority Revenue, Princeton Healthcare, Series B, 0.22% *, 7/1/2041, TD Bank NA (a)	5,000,000	5,000,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series D, 0.26% *, 6/15/2032, Sumitomo Mitsui Banking (a)	23,000,000	23,000,000

		30,720,000
New Mexico 2.9%
New Mexico, Educational Assistance Foundation:
Series A-1, AMT, 0.32% *, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
Series A-2, AMT, 0.32% *, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
New Mexico, State Tax & Revenue Anticipation Notes:
1.5%, 6/30/2011	25,000,000	25,272,499
2.0%, 6/30/2011	25,000,000	25,386,241
University of New Mexico, Systems Improvement Revenues, 0.28% *, 6/1/2026	41,020,000	41,020,000

		111,678,740
New York 9.2%
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.31% *, 10/1/2026	12,850,000	12,850,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.31% *, 10/1/2045	20,695,000	20,695,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.31% *, 12/1/2033	17,495,000	17,495,000
New York, Liberty Development Corp. Revenue, World Trade Center Project, Series A, 0.5%, Mandatory Put 1/18/2011 @ 100, 12/1/2049	25,000,000	25,001,471
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 3.0%, 2/15/2011	4,240,000	4,301,056
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-2, 144A, 0.24% *, 5/1/2039, Mizuho Corporate Bank (a)	21,100,000	21,100,000
Series C-3, 144A, AMT, 0.26% *, 11/1/2039, Mizuho Corporate Bank (a)	27,000,000	27,000,000
New York, State Housing Finance Agency Revenue, 320 West 38th Street, Series B, 0.23% *, 5/1/2042, Wachovia Bank NA (a)	3,500,000	3,500,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.29% *, 5/15/2036	5,500,000	5,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.27% *, 5/15/2036	9,450,000	9,450,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 144A, 0.23% *, 11/1/2036, Landesbank Hessen-Thuringen (a)	6,000,000	6,000,000
New York, State Local Government Assistance Corp., Series 8V, 0.24% *, 4/1/2019	5,100,000	5,100,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 157, 0.39% *, 4/1/2047	9,815,000	9,815,000
Series 144, AMT, 0.41% *, 10/1/2037	9,400,000	9,400,000
New York, State Power Authority, 0.31%, 8/3/2010	10,000,000	10,000,000
New York, Wells Fargo Stage Trust, Series 2009-75C, 144A, 0.26% *, 5/1/2031	20,485,000	20,485,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Law School, Series B-1, 2.5% *, 7/1/2036, Allied Irish Bank PLC (a)	5,000,000	5,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-1, 0.33% *, 6/15/2033	10,100,000	10,100,000
New York, NY, General Obligation, Series B2, 0.26% *, 8/15/2023	25,000,000	25,000,000
Oyster Bay, NY, Bond Anticipation Notes, 1.5%, 3/11/2011	35,000,000	35,254,601
Port Authority of New York & New Jersey:
144A, 0.33%, 8/12/2010	18,800,000	18,800,000
Series 162, 0.35%, 9/15/2010	10,000,000	10,000,000
Suffolk County, NY, Tax Anticipation Notes, 2.0%, 8/12/2010	45,000,000	45,022,477

		356,869,605
North Carolina 4.4%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.32% *, 11/1/2023, Bank of America NA (a)	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.34% *, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.34% *, 1/7/2024, Branch Banking & Trust (a)	12,310,000	12,310,000
Series 1008, 144A, 0.34% *, 3/1/2024, Branch Banking & Trust (a)	6,065,000	6,065,000
Series 1011, 144A, 0.34% *, 4/1/2024, Branch Banking & Trust (a)	7,945,000	7,945,000
Series 1024, 144A, 0.34% *, 5/31/2024, Branch Banking & Trust (a)	4,970,000	4,970,000
Series 1009, 144A, 0.34% *, 6/1/2024, Branch Banking & Trust (a)	17,430,000	17,430,000
Series 1025, 144A, 0.34% *, 6/1/2024, Branch Banking & Trust (a)	10,800,000	10,800,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.26% *, 12/1/2028, Branch Banking & Trust (a)	5,700,000	5,700,000
0.26% *, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.26% *, 10/1/2034, Branch Banking & Trust (a)	5,925,000	5,925,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.27% *, 8/1/2033, Bank of America NA (a)	7,895,000	7,895,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.26% *, 8/1/2030, Branch Banking & Trust (a)	6,940,000	6,940,000
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.27% *, 7/1/2034, Bank of America NA (a)	5,000,000	5,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.26% *, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.26% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.27% *, 7/1/2032, Branch Banking & Trust (a)	3,450,000	3,450,000
Series B, AMT, 0.32% *, 7/1/2029, Branch Banking & Trust (a)	3,720,000	3,720,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.31% *, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
Series 5, AMT, 0.32% *, 9/1/2035, Branch Banking & Trust (a)	24,990,000	24,990,000
University of North Carolina Revenues, Series R-11292, 144A, 0.28% *, 12/1/2015	3,065,000	3,065,000

		171,725,000
Ohio 1.2%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.29% *, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.25% *, 6/1/2034, JPMorgan Chase & Co. (a)	14,200,000	14,200,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.28% *, 1/1/2030, US Bank NA (a)	7,285,000	7,285,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.4% *, 3/1/2035	4,052,000	4,052,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.47% *, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, 144A, AMT, 0.47% *, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000

		44,707,000
Oklahoma 0.8%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.27% *, 1/1/2042, KBC Bank NV (a)	15,670,000	15,670,000
Oklahoma, State Turnpike Authority Revenue, Series C, 0.26% *, 1/1/2028	16,860,000	16,860,000

		32,530,000
Oregon 4.4%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/30/2011	152,000,000	154,223,489
Oregon, State Veterans Welfare, Series B, 0.28% *, 12/1/2045	2,500,000	2,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.3% *, 5/1/2034, Bank of America NA (a)	8,680,000	8,680,000
0.3% *, 5/1/2037, Bank of America NA (a)	5,415,000	5,415,000

		170,818,489
Pennsylvania 3.1%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.3% *, 6/1/2032, PNC Bank NA (a)	7,180,000	7,180,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.28% *, 4/15/2039, Royal Bank of Canada (a)	12,490,000	12,490,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.24% *, 7/1/2039, PNC Bank NA (a)	8,320,000	8,320,000
Butler County, PA, General Authority Revenue, New Castle Area School District, Series A, 0.26% *, 3/1/2029, PNC Bank NA (a)	3,035,000	3,035,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligation Group, 0.25% *, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.28% *, 1/1/2032, PNC Bank NA (a) (b)	10,310,000	10,310,000
Pennsylvania, BB&T Municipal Trust, Series 1, 0.28% *, 9/15/2015	8,525,000	8,525,000
Pennsylvania, Economic Development Financing Authority, 144A, 0.45%, 9/1/2010	10,000,000	10,000,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.24% *, 9/1/2034, PNC Bank NA (a)	5,700,000	5,700,000
Pennsylvania, University of Pittsburgh, Commonwealth Systems of Higher Education, Panthers-Pitt Asset Notes, 5.0%, 8/1/2010	25,475,000	25,475,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.25% *, 6/15/2025, TD Bank NA (a)	18,900,000	18,900,000
Ridley, PA, School District, 0.27% *, 11/1/2029, TD Bank NA (a)	2,920,000	2,920,000
Westmoreland County, PA, Industrial Development Authority Revenue, Health Systems, Excela Health Project, Series B, 0.26% *, 7/1/2030, PNC Bank NA (a)	4,000,000	4,000,000

		120,710,000
South Carolina 0.6%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.34% *, 9/1/2011	10,300,000	10,300,000
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.34% *, 1/1/2020, Branch Banking & Trust (a)	6,065,000	6,065,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.26% *, 9/1/2028, Branch Banking & Trust (a)	6,175,000	6,175,000

		22,540,000
South Dakota 1.0%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.34% *, 8/1/2029	28,970,000	28,970,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.32% *, 2/1/2028, First American Bank (a)	8,500,000	8,500,000

		37,470,000
Tennessee 2.1%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-B, 0.26% *, 6/1/2042, Branch Banking & Trust (a)	32,000,000	32,000,000
Series E-5-A, 0.27% *, 6/1/2030, Branch Banking & Trust (a)	35,000,000	35,000,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series B, 0.2% *, 10/1/2030	5,000,000	5,000,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.4% *, 12/1/2023, Bank of America NA (a)	8,500,000	8,500,000

		80,500,000
Texas 14.5%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.65% *, 6/30/2020	40,100,000	40,100,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.31% *, 11/15/2029, Dexia Credit Local (a)	19,325,000	19,325,000
Belton, TX, Independent School District, 1.0%, 8/15/2010	2,440,000	2,440,697
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.47% *, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.27% *, 11/15/2047, Northern Trust Co. (a)	13,800,000	13,800,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.28% *, 5/15/2034, Royal Bank of Canada (a)	24,070,000	24,070,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.28% *, 12/1/2028 (b)	14,435,000	14,435,000
Katy, TX, Independent School Building District, 0.26% *, 8/15/2033	8,300,000	8,300,000
Kendall County, TX, Health Facilities Development Corp., Health Care Revenue, Morningside Ministries, Series A, 1.16% *, 1/1/2041, Allied Irish Bank PLC (a)	51,510,000	51,510,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.3% *, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.25% *, 11/15/2036, LaSalle Bank NA (a)	9,505,000	9,505,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.47% *, 12/1/2047, Wachovia Bank NA (a)	12,200,000	12,200,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.27% *, 4/1/2021	24,570,000	24,570,000
Texas, BB&T Municipal Trust, Series 2008-57, 144A, 0.27% *, 12/1/2019, Branch Banking & Trust (a) (b)	18,145,000	18,145,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.3% *, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.35% *, 9/1/2032	5,567,000	5,567,000
Texas, North East Independent School District:
Series 2355, 144A, 0.28% *, 8/1/2015	1,180,000	1,180,000
"A", 144A, 0.29% *, 8/1/2037	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.32% *, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	123,500,000	123,708,906
Texas, University of Houston Revenues, 0.26% *, 2/15/2024	2,030,000	2,030,000
Texas, University of Texas Systems Revenue:
Series F, 0.23%, 8/2/2010	29,276,000	29,276,000
Series F, 0.23%, 8/5/2010	30,000,000	30,000,000
Series F, 0.38%, 10/5/2010	9,500,000	9,500,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Longhorn Village Project, Series B, 0.25% *, 7/1/2037, Bank of Scotland (a)	32,145,000	32,145,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.68% *, 6/1/2038, Compass Bank (a)	4,625,000	4,625,000

		559,907,603
Utah 0.1%
Utah, Housing Corp., Single Family Mortgage Revenue:
Series 1, 144A, 0.5%, Mandatory Put 12/29/2010 @ 100, 7/1/2039	2,500,000	2,500,000
Series 2, 144A, AMT, 0.6%, Mandatory Put 12/29/2010 @ 100, 7/1/2035	3,300,000	3,300,000

		5,800,000
Vermont 0.2%
Vermont, State Student Assistance Corp., Education Loan Revenue., Series B-1, 144A, AMT, 0.27% *, 12/15/2039, Bank of New York (a)	7,700,000	7,700,000
Virginia 2.4%
Lynchburg, VA, Industrial Development Authority Revenue, Centra Health Hospital, Series B, 0.25% *, 1/1/2035, Branch Banking & Trust (a) (b)	1,785,000	1,785,000
Montgomery County, VA, Industrial Development Authority Revenue, Virginia Tech Foundation, 144A, 0.25% *, 6/1/2035, Bank of America NA (a)	11,090,000	11,090,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, General Resolution, Series A, 0.26% *, 5/28/2021, Branch Banking & Trust (a)	18,200,000	18,200,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series B, 0.35%, Mandatory Put 2/1/2011 @ 100, 2/26/2039	5,000,000	5,000,000
Series A, 0.4%, Mandatory Put 3/1/2011 @ 100, 2/26/2039	20,000,000	20,000,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-8, 144A, AMT, 0.35% *, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Series C-2, 144A, AMT, 0.4% *, 1/1/2014, Royal Bank of Canada (a)	9,190,000	9,190,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster-Cantenbury, Series B, 0.26% *, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000

		93,830,000
Washington 2.1%
Port of Tacoma, WA, AMT, 0.34% *, 12/1/2036, Banco Bilbao Vizcaya (a)	10,000,000	10,000,000
University of Washington, 0.32%, 10/4/2010	10,000,000	10,000,000
Washington, State General Obligation:
Series 96A, 0.24% *, 6/1/2020	3,800,000	3,800,000
Series 2599, 144A, 0.28% *, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.28% *, 7/1/2016	5,055,000	5,055,000
Series 2010-E, 144A, 2.0%, 2/1/2011	10,325,000	10,415,677
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.27% *, 5/1/2028, US Bank NA (a)	8,905,000	8,905,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage at Silverdale LLC, Series A, AMT, 0.29% *, 9/15/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 0.29% *, 9/15/2040, Bank of America NA (a)	3,000,000	3,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, New Tacoma Apartments Project, 0.25% *, 1/1/2040, Wells Fargo Bank NA (a)	11,400,000	11,400,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.25% *, 7/1/2036, Bank of America NA (a)	10,510,000	10,510,000

		79,590,677
West Virginia 1.9%
Cabell County, WV, University Facilities Revenue, Provident Group Marshall Properties, Series A, 0.3% *, 7/1/2039, Bank of America NA (a)	10,000,000	10,000,000
West Virginia, Public Energy Authority Revenue, Morgantown Association Project, AMT, 0.45% *, 7/1/2017, Dexia Credit Local (a)	54,555,000	54,555,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series B, 0.25% *, 1/1/2034, Branch Banking & Trust (a)	8,475,000	8,475,000

		73,030,000
Wisconsin 2.1%
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.28% *, 6/1/2036, JPMorgan Chase Bank (a)	18,400,000	18,400,000
Ladysmith, WI, Industrial Development Revenue, Indeck Ladysmith LLC Project, Series A, 0.25% *, 8/1/2027, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Milwaukee, WI, General Obligation:
Series V8, 0.27% *, 2/1/2025	2,700,000	2,700,000
Series R4, 1.5%, 12/15/2010	25,000,000	25,104,647
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.42% *, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Racine, WI, Solid Waste Disposal Revenue, Republic Services Project, 0.28% *, 11/1/2037, JPMorgan Chase Bank (a)	5,000,000	5,000,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.24% *, 4/1/2032, US Bank NA (a)	6,740,000	6,740,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Certificate of Participation, Series 2009-36, 144A, 0.33% *, 5/1/2020	6,755,000	6,755,000

		79,999,647
Wyoming 1.6%
Lincoln County, WY, Pollution Control Revenue, Pacificorp Project, 0.25% *, 1/1/2016, Wells Fargo Bank NA (a)	11,250,000	11,250,000
Sweetwater County, WY, Pollution Control Revenue, 0.35%, 11/10/2010	10,450,000	10,450,000
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.31% *, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000

		61,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,841,186,145) †	99.5	3,841,186,145
Other Assets and Liabilities, Net	0.5	18,865,409

Net Assets	100.0	3,860,051,554

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of July 31, 2010.

**
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†	The cost for federal income tax purposes was $3,841,186,145.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.5
Assured Guaranty Municipal Corp.	0.7
National Public Finance Guarantee Corp.	1.0
Radian Asset Assurance, Inc.	0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c) Taxable issue.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments (d)	$—	$3,841,186,145	$—	$3,841,186,145
Total	$—	$3,841,186,145	$—	$3,841,186,145

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010